Related Parties (Tables)	3 Months Ended
Sep. 30, 2023
Related Parties [Abstract]
Schedule of Other Related Party Transactions	Other Related Party Transactions
	For the three months period ended
In USD ($)	September 30, 2023	September 30, 2022
Short-term employee benefits	15,375	-
Share based payment	214,963	40,341

Schedule of Share Based Payment	Other Related Party Transactions
In USD ($)	Note	For the three months period ended September 30, 2023	For the three months period ended September 30, 2022
Share based payment
Key management		214,963	40,341
Expenses Paid on Behalf of the Company
Parent of BG Farming Technologies - Bioceres S.A.	(i)	-	182,634
Services Provided by Other Companies
30% owned by Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A	(ii)	19,750	-
98.6% owned by Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario	(iii)	26,114	-
Owned by Bioceres S.A. - Agrality Inc.	(iv)	26,750	-
Founded and operated by the Company’s CPO - Future Foods B.V.	(v)	1,580	10,461
Moolec Science SA Shareholders	(vii)	346,517	-
(i)	Expenses paid by Bioceres LLC on behalf of the Company.
(ii)	The Company entered into an agreement with INMET S.A.- Ingenieria Metabolica S,A through which it would receive research services in exchange for payment.
(iii)	The Company entered into an agreement with INDEAR S.A.- Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.
(iv)	The Company entered into an agreement with Agrality Inc, for the provision of services.
(v)	The Company entered into an agreement with Future Foods B.V. for the provision of services.
(vi)	The Company entered into an agreement with shareholders which accrues an internal rate of return.

Schedule of Other Related Party Balances	Other Related Party Balances
In USD ($)	Balance outstanding as of September 30, 2023	Balance outstanding as of June 30, 2023
100% Subsidiary of Bioceres S.A. - Bioceres LLC	(623,629)	(623,629)
Moolec S.A. Shareholders	9,109,544	8,763,027
Union Group Ventures Limited	(677,000)	(677,000)
INDEAR S.A.	(46,380)	(72,494)
Future Foods B.V	(40,378)	(78,337)
INMET S.A.- Ingenieria Metabolica S.A	(19,750)	-
Agrality Inc.	(26,750)	-